401(k) Plan - Additional Information (Detail) - 401(k) Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan Disclosure [Line Items]
Contribution by company	$ 48,000	$ 26,000
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of match	4.00%	4.00%